DISPOSAL OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary of financial information related to disposal
Summarized financial information relating to the disposal of the Brazil Hydroelectric Portfolio is shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$90
Carrying value of net assets held for sale
Assets	90
Liabilities	—
90
Loss on disposal, net of transaction costs	$—